Note 9 - Additional Financial Statement Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]

9. Additional Financial Statement Information

Prepaid Expenses and Other Current Assets

	September 30,	December 31,
	2023	2022
Prepaid expenses and other current assets
Prepaid expenses	$2,604	$1,767
Advances to suppliers	228	588
Other current assets	413	843
Total	$3,245	$3,198

Accrued Expenses and Other Liabilities

	September 30,	December 31,
	2023	2022
Accrued expenses and other liabilities
Provisions	66	71
Payroll and benefits payable	2,111	3,289
Other taxes payable	5,373	3,128
Other	430	451
Total	$7,980	$6,939

Total current	$7,481	$6,417
Total non-current	$499	$522

Finance Costs, net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Finance income (expense), net
Interest expense	$—	$(9)	$(3)	$(1,597)
Redeemable Series X preferred stock dividends	—	—	—	(97)
Other finance costs	(38)	(29)	(103)	(99)
Interest income	427	419	1,577	568
Total	$389	$381	$1,471	$(1,225)

9. Additional Financial Statement Information

Prepaid Expenses and Other Current Assets

	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$1,767	$1,153
Advances to suppliers	588	829
Other current assets	843	713
Total	$3,198	$2,695

Accrued Expenses and Other Liabilities

	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$—	$16,263
Provisions	71	2,934
Payroll and benefits payable	3,289	2,545
Other taxes payable	3,128	2,045
Other	451	2,200
Total	$6,939	$25,987

Total current	$6,417	$23,435
Total non-current	$522	$2,552

(1)	Refer to Note 4 (Reverse Recapitalization) for further details on the Merger.

Finance Costs, Net

	Year Ended December 31,
	2022	2021	2020
Finance costs, net
Interest expense	$(1,596)	$(8,729)	$(43)
Redeemable Series X preferred stock dividends	(97)	(974)	—
Other finance costs	(123)	(71)	—
Interest income	1,164	36	78
Total	$(652)	$(9,738)	$35